Segmented Information - Schedule of External Revenues and Long-Lived Assets by Geographic Region (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 40,827	$ 36,588
Fixed assets, net	8,095	8,176
Operating Segments [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets, net	8,095	8,176
Operating Segments [Member] | North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	20,547	19,838
Fixed assets, net	3,635	3,927
Operating Segments [Member] | North America [Member] | United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	10,043	9,302
Fixed assets, net	1,356	1,668
Operating Segments [Member] | North America [Member] | Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	5,886	5,902
Fixed assets, net	968	990
Operating Segments [Member] | North America [Member] | Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	4,618	4,634
Fixed assets, net	1,311	1,269
Operating Segments [Member] | Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	17,055	13,606
Fixed assets, net	3,676	3,466
Operating Segments [Member] | Europe [Member] | Austria
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	7,750	5,191
Fixed assets, net	938	863
Operating Segments [Member] | Europe [Member] | Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	4,893	4,243
Fixed assets, net	1,271	1,313
Operating Segments [Member] | Europe [Member] | Italy
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	850	858
Fixed assets, net	288	235
Operating Segments [Member] | Europe [Member] | Czech Republic
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	764	740
Fixed assets, net	257	222
Operating Segments [Member] | Europe [Member] | Poland
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	694	674
Fixed assets, net	200	149
Operating Segments [Member] | Europe [Member] | United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	517	524
Fixed assets, net	191	194
Operating Segments [Member] | Europe [Member] | Russia
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	424	373
Fixed assets, net	138	191
Operating Segments [Member] | Europe [Member] | Spain
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	382	346
Fixed assets, net	47	44
Operating Segments [Member] | Europe [Member] | Turkey
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	291	248
Fixed assets, net	8	8
Operating Segments [Member] | Europe [Member] | France
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	219	200
Fixed assets, net	46	48
Operating Segments [Member] | Europe [Member] | Slovakia
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	127	123
Fixed assets, net	71	39
Operating Segments [Member] | Europe [Member] | Other Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	144	86
Fixed assets, net	221	160
Operating Segments [Member] | Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	2,540	2,491
Fixed assets, net	718	726
Operating Segments [Member] | Asia Pacific [Member] | China
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	2,152	2,107
Fixed assets, net	588	578
Operating Segments [Member] | Asia Pacific [Member] | India
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	180	185
Fixed assets, net	106	122
Operating Segments [Member] | Asia Pacific [Member] | Korea
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	158	159
Fixed assets, net	21	24
Operating Segments [Member] | Asia Pacific [Member] | Other Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	50	40
Fixed assets, net	3	2
Operating Segments [Member] | Rest Of The World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	685	653
Fixed assets, net	$ 66	$ 57